1
The notes to financial statements form an integral part of these statements.
Schedule of Investments (Unaudited)
Schedule of investments
February 28, 2023
Name of Company Shares Value
% of Net
Assets
Common Shares
Gold mining, exploration, development and royalty companies
Australia
Alicanto Minerals, Ltd.
(1)
38,000,004 $ 1,431,931 0.4%
Barton Gold Holdings, Ltd.
(1)
8,600,000 1,244,192 0.4
Bellevue Gold, Ltd.
(1)
8,966,667 6,425,858 2.0
Cygnus Metals, Ltd.
(1)
16,850,000 3,288,126 1.0
Emerald Resources NL
(1)
17,125,000 15,210,904 4.7
Los Cerros , Ltd.
(1)
30,625,000 680,050 0.2
Pantoro , Ltd.
(1)
16,000,000 624,451 0.2
Perseus Mining, Ltd. 9,000,000 11,900,236 3.7
Predictive Discovery, Ltd.
(1)
81,850,000 9,363,067 2.9
Prodigy Gold NL
(1)
116,250,000 860,471 0.3
51,029,286 15.8
Canada
Agnico Eagle Mines, Ltd. 195,000 8,975,850 2.8
Alamos Gold, Inc. 1,150,000 11,707,000 3.6
American Pacific Mining Corp. 144A
(1)(2)
3,000,000 813,485 0.2
Angel Wing Metals, Inc.
(1)
7,900,000 636,863 0.2
Atex Resources, Inc.
(1)
2,300,000 2,005,863 0.6
B2Gold Corp. 2,000,000 6,780,000 2.1
Barrick Gold Corp. 650,000 10,478,000 3.2
Calibre Mining Corp.
(1)
11,083,000 9,259,524 2.9
Desert Gold Ventures, Inc.
(1)
14,588,264 588,021 0.2
G Mining Ventures Corp.
(1)
23,265,947 15,345,806 4.7
GoGold Resources, Inc.
(1)
2,857,140 4,397,211 1.4
Gold Mountain Mining Corp.
(1)
3,108,000 250,553 0.1
HighGold Mining, Inc.
(1)
3,000,000 1,582,997 0.5
Lahontan Gold Corp.
(1)
8,400,000 615,610 0.2
Liberty Gold Corp.
(1)
12,482,000 4,848,267 1.5
Lotus Gold Corp.
(1)(3)
4,900,000 1,580,066 0.5
Marathon Gold Corp.
(1)
6,389,200 4,167,379 1.3
Mawson Gold, Ltd.
(1)
10,600,000 1,631,367 0.5
Millennial Precious Metals Corp.
(1)
15,711,663 1,957,481 0.6
Monarch Mining Corp.
(1)
7,300,000 320,997 0.1
Newcore Gold, Ltd.
(1)
5,750,000 969,219 0.3
Nighthawk Gold Corp.
(1)
6,148,000 2,027,556 0.6
O3 Mining, Inc.
(1)
2,223,000 2,427,461 0.7
Orla Mining, Ltd.
(1)
7,200,000 31,396,116 9.7
Osino Resources Corp.
(1)
5,000,000 3,114,694 1.0
Prime Mining Corp.
(1)
7,150,000 10,637,230 3.3
Probe Gold, Inc.
(1)
7,087,500 7,012,184 2.2
Roscan Gold Corp.
(1)
10,886,900 1,436,161 0.4
Skeena Resources, Ltd.
(1)
700,000 3,626,000 1.1
Talisker Resources, Ltd.
(1)
12,500,000 870,282 0.2
TDG Gold Corp.
(1)
9,227,925 2,299,373 0.7
Thesis Gold, Inc.
(1)
7,400,000 5,152,071 1.6
Westhaven Gold Corp.
(1)
5,500,000 1,390,619 0.4
160,301,306 49.4
Cayman Islands
Endeavour Mining PLC 700,000 14,569,439 4.5

The notes to financial statements form an integral part of these statements.
Name of Company Shares Value
% of Net
Assets
Common Shares (continued)
Gold mining, exploration, development and royalty companies (continued)
South Africa
AngloGold Ashanti, Ltd. ADR 400,000 $ 6,664,000 2.0%
Gold Fields, Ltd. ADR 600,000 5,454,000 1.7
12,118,000 3.7
United States
SSR Mining, Inc. 800,000 10,941,208 3.4
Total gold mining, exploration, development and royalty companies (Cost $186,648,844) 248,959,239 76.8
Diversified metals mining, exploration, development and royalty companies
Australia
Auteco Minerals, Ltd.
(1)
89,200,750 2,400,927 0.7
Bellavista Resources ltd
(1)
1,625,000 185,889 0.0
Castile Resources, Ltd.
(1)
15,143,255 978,230 0.3
Genesis Minerals, Ltd.
(1)
1,166,934 879,457 0.3
Geopacific Resources, Ltd.
(1)
17,857,143 192,257 0.1
Red Dirt Metals, Ltd.
(1)
11,338,600 3,090,046 0.9
7,726,806 2.3
Canada
Adventus Mining Corp.
(1)
5,310,000 2,101,429 0.6
Americas Gold & Silver Corp.
(1)
4,601,400 2,298,136 0.7
Arizona Metals Corp.
(1)
2,500,000 8,281,422 2.6
Aya Gold & Silver, Inc.
(1)
2,300,000 13,484,793 4.2
Benchmark Metals, Inc.
(1)
15,384,615 4,115,342 1.3
Bunker Hill Mining Corp.
(1)
19,214,957 1,689,846 0.5
Emerita Resources Corp.
(1)
2,750,000 1,813,851 0.6
Euro Sun Mining, Inc.
(1)
7,000,000 307,805 0.1
Huntsman Exploration, Inc.
(1)
6,175,000 22,627 0.0
Integra Resources Corp.
(1)
3,230,000 1,680,503 0.5
Max Resource Corp.
(1)
8,200,000 1,141,810 0.3
Pan Global Resources, Inc.
(1)
6,667,000 1,856,695 0.6
Sable Resources, Ltd.
(1)
26,160,000 1,342,030 0.4
40,136,289 12.4
United States
Bendito Resources, Inc. 144A
(1)(2)(3)
4,288,000 1,072,000 0.3
Total diversified metals mining, exploration, development and royalty companies
(Cost $76,812,182) 48,935,095 15.0
Silver mining, exploration, development and royalty companies
Canada
Andean Precious Metals Corp.
(1)
2,000,000 1,231,220 0.4
Discovery Silver Corp.
(1)
7,154,545 6,134,714 1.9
Silver Mountain Resources, Inc.
(1)
10,000,000 1,905,460 0.6
Silver Tiger Metals, Inc.
(1)
14,795,333 3,198,698 1.0
12,470,092 3.9
South Africa
Sibanye Stillwater, Ltd. ADR 273,043 2,211,648 0.7
Total silver mining, exploration, development and royalty companies (Cost $13,652,663) 14,681,740 4.6
Total common shares (Cost $277,113,689 ) 312,576,074 96.4
Rights
(1)(3)
Silver mining, exploration, development and royalty companies
Canada
Pan American Silver Corp. (Exp. Date 2/22/29) 393,200 87,118 0.0
Total rights (Cost $136,720) 87,118 0.0
Schedule of Investments (Unaudited) (continued)
February 28, 2023

The notes to financial statements form an integral part of these statements.
Warrants
(1)(3)
Diversified metals mining, exploration, development and royalty companies
Australia
Red Dirt Metals, Ltd. (Exercise Price $0.25, Exp. Date 11/18/24) 2,834,650 $ 343,338 0.1%
Canada
Angel Wing Metals, Inc. (Exercise Price $0.40, Exp. Date 6/17/23) 3,950,000 0 0.0
Aya Gold & Silver, Inc. (Exercise Price $3.30, Exp. Date 9/8/23) 1,200,000 4,212,532 1.3
Benchmark Metals, Inc. (Exercise Price $0.65, Exp. Date 9/28/24) 1,500,000 21,986 0.0
Bunker Hill Mining Corp. (Exercise Price $0.50, Exp. Date 8/15/23) 3,464,957 0 0.0
Bunker Hill Mining Corp. (Exercise Price $0.60, Exp. Date 2/9/26) 1,250,000 0 0.0
Bunker Hill Mining Corp. (Exercise Price $0.37, Exp. Date 4/1/25) 5,000,000 0 0.0
Bunker Hill Mining Corp. (Exercise Price $0.50, Exp. Date 8/15/23) 9,500,000 0 0.0
Emerita Resources Corp. (Exercise Price $1.50, Exp. Date 7/15/23) 1,375,000 50,385 0.0
Euro Sun Mining, Inc. (Exercise Price $0.55, Exp. Date 6/5/23) 5,500,000 0 0.0
Huntsman Exploration, Inc. (Exercise Price $0.35, Exp. Date 10/19/23) 6,175,000 0 0.0
Max Resource Corp. (Exercise Price $0.85, Exp. Date 5/18/23) 8,200,000 0 0.0
Sable Resources, Ltd. (Exercise Price $0.20, Exp. Date 9/10/23) 11,000,000 0 0.0
4,284,903 1.3
Total diversified metals mining, exploration, development and royalty companies
(Cost $1,647,758) 4,628,241 1.4
Gold mining, exploration, development and royalty companies
Canada
American Pacific Mining Corp. (Exercise Price $1.40, Exp. Date 12/10/23) 1,500,000 0 0.0
Atex Resources, Inc. (Exercise Price $1.00, Exp. Date 8/31/25) 675,000 168,194 0.1
Desert Gold Ventures, Inc. (Exercise Price $0.40, Exp. Date 8/28/23) 6,700,000 0 0.0
Desert Gold Ventures, Inc. (Exercise Price $0.25, Exp. Date 12/31/24) 594,132 0 0.0
G Mining Ventures Corp. (Exercise Price $1.90, Exp. Date 9/9/24) 3,500,000 128,252 0.0
Gold Mountain Mining Corp. (Exercise Price $1.75, Exp. Date 4/21/24) 2,200,000 0 0.0
Lahontan Gold Corp. (Exercise Price $0.18, Exp. Date 2/28/26) 1,950,000 7,146 0.0
Lahontan Gold Corp. (Exercise Price $0.65, Exp. Date 3/24/24) 2,250,000 0 0.0
Lotus Gold Corp. (Exercise Price $0.75, Exp. Date 8/16/23) 2,200,000 32,246 0.0
Marathon Gold Corp. (Exercise Price $1.35, Exp. Date 9/20/24) 1,675,000 98,205 0.0
Millennial Precious Metals Corp. (Exercise Price $0.55, Exp. Date 6/16/24) 1,689,165 0 0.0
Monarch Mining Corp. (Exercise Price $0.95, Exp. Date 4/6/27) 1,700,000 0 0.0
Monarch Mining Corp. (Exercise Price $1.05, Exp. Date 6/29/23) 2,500,000 0 0.0
Nighthawk Gold Corp. (Exercise Price $1.50, Exp. Date 7/7/23) 2,174,000 0 0.0
Nighthawk Gold Corp. (Exercise Price $1.05, Exp. Date 5/3/24) 900,000 0 0.0
Prime Mining Corp. (Exercise Price $1.10, Exp. Date 6/10/25) 920,000 714,694 0.2
Prime Mining Corp. (Exercise Price $2.00, Exp. Date 12/22/25) 450,000 178,087 0.1
Prime Mining Corp. (Exercise Price $5.00, Exp. Date 4/27/24) 400,000 0 0.0
TDG Gold Corp. (Exercise Price $0.75, Exp. Date 12/22/23) 225,000 0 0.0
1,326,824 0.4
Total gold mining, exploration, development and royalty companies (Cost $2,004,509) 1,326,824 0.4
Silver mining, exploration, development and royalty companies
Canada
Silver Mountain Resources, Inc. (Exercise Price $0.50, Exp. Date 1/31/24) 5,000,000 0 0.0
Silver Tiger Metals, Inc. (Exercise Price $0.50, Exp. Date 7/31/23) 1,666,666 0 0.0
0 0.0
Total silver mining, exploration, development and royalty companies (Cost $260,869) 0 0.0
Total warrants (Cost $3,913,136) 5,955,065 1.8
Money Market Fund
Federated US Treasury Cash Reserve Fund, Institutional Shares, 4.38%
(4)
478,764 478,764 0.2
Total money market fund (Cost $478,764) 478,764 0.2
Investments, at value (Cost $281,642,309) 319,097,021 98.4
Cash, receivables and other assets less other liabilities 5, 087 , 640 1.6
Net assets $ 324, 184 , 661 100.0%
ADR American Depositary Receipt
PLC Public Limited Company
Schedule of Investments (Unaudited) (continued)
February 28, 2023

The notes to financial statements form an integral part of these statements.
Portfolio Statistics (Unaudited)
Portfolio statistics (Unaudited)
February 28, 2023
*Geographic breakdown, which is based on company domiciles, is expressed as a percentage of total net assets including cash.
(1) Non-income producing security.
(2) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $1,885,485 or 0.6% of net assets.
(3) Security fair valued in accordance with procedures adopted by the Board of Directors. At the period end, the value of these securities amounted to $8,694,249 or 2.7% of net assets.
(4) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of February 28,
2023.
Geographic Breakdown*
Australia 1 8 . 2%
Canada 67.4
Cayman Islands 4.5
South Africa 4.4
United States 3.7
Cash 1 . 8
100.0%
Schedule of Investments (Unaudited) (continued)
February 28, 2023

Notes to Financial Statements
Three months ended February 28, 2023
1. Organization
ASA Gold and Precious Metals Limited (the “Company”) is a non-diversified, closed-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Company was initially organized as a public limited liability company in the Republic of South Africa in June 1958. On
November 11, 2004, the Company’s shareholders approved a proposal to move the Company’s place of incorporation from the Republic of South Africa to the Commonwealth of Bermuda by reorganizing itself into an exempted limited liability company formed in Bermuda. The Company is registered with the Securities and Exchange Commission (the
“SEC”) pursuant to an order under Section 7(d) of the 1940 Act.
The Company seeks long-term capital appreciation primarily through investing in companies engaged in the exploration for, development of projects or mining of precious metals and minerals. The Company is managed by Merk Investments
LLC (the “Adviser”).
2. Summary of significant accounting policies
The following is a summary of the significant accounting policies:
A. Security valuation
The net asset value of the Company generally is determined as of the close of regular trading on the New York Stock
Exchange (the “NYSE”) on the date for which the valuation is being made (the “Valuation Time”). Portfolio securities listed on U.S. and foreign stock exchanges generally are valued at the last reported sale price as of the Valuation Time on the exchange on which the securities are primarily traded, or the last reported bid price if a sale price is not available.
Pursuant to Rule 2a-5 under the Investment Company Act, the Company’s Board of Directors (the "Board") has designated the Adviser, as defined in Note 4, as the Company’s valuation designee to perform any fair value determinations for securities and other assets held by the Company. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser's fair value determinations. The Adviser is responsible for determining the fair value of investments in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Company’s compliance program and will review any changes made to the procedures.
Securities traded over the counter are valued at the last reported sale price or the last reported bid price if a sale price is not available. Securities listed on foreign stock exchanges may be fair valued at a value other than the last reported sale price or last reported bid price based on significant events that have occurred subsequent to the close of the foreign markets. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). To value its warrants, the Company's valuation designee typically utilizes the Black-Scholes model using the listed price for the underlying common shares. The valuation is a combination of value of the stock price less the exercise price, plus some value related to the volatility of the stock over the remaining time period prior to expiration.
Securities for which current market quotations are not readily available are valued at their fair value as determined in accordance with procedures approved by the Board. If a security is valued at a “fair value,” that value may be different from the last quoted price for the security. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the nature of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion rights on the security; and
changes in overall market conditions.
The difference between cost and market value is reflected separately as net unrealized appreciation (depreciation)
on investments. The net realized gain or loss from the sale of securities is determined for accounting purposes on the identified cost basis.
B. Fair value measurement
In accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), fair value is defined as the price that the Company would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier hierarchy to distinguish between
(1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on

Notes to Financial Statements (continued)
Three months ended February 28, 2023
market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Company’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instruments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3 – Unobservable inputs for the assets or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2023 in valuing the Company’s investments at fair value:
Investment in Securities
(1)
Measurements at February 28, 2023
Level 1 Level 2 Level 3 Total
Common Shares
Gold mining, exploration, development
and royalty companies $ 2 47 , 379 , 173 $ – $ 1,580,066 $ 248,959,239
Diversified metals mining, exploration,
development and royalty companies 47,863,095 – 1,072,000 48,935,095
Silver mining, exploration, development
and royalty companies 14,681,740 – – 14,681,740
Rights
Silver mining, exploration, development
and royalty companies – – 87,118 87,118
Warrants
Diversified metals mining, exploration,
development and royalty companies – – 4,628,241 4,628,241
Gold mining, exploration, development
and royalty companies – – 1,326,824 1,326,824
Silver mining, exploration, development
and royalty companies – – 0 0
Money Market Fund 478,764 – – 478,764
Total Investments $ 3 10 , 402 , 772 $ – $ 8,694,249 $ 319,097,021
(1) See schedule of investments for country classifications.
2. Summary of significant accounting policies (continued)
B. Fair value measurement (continued)

Notes to Financial Statements (continued)
Three months ended February 28, 2023
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
* The change in unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/(depreciation)
of investments in the accompanying Statement of Operations.
Significant unobservable inputs developed by the valuation designee for Level 3 investments held at February 28, 2023 are as follows:
1
Fair valued common stocks with no public market are valued based on transaction cost and may be adjusted by the valuation designee, including for subsequent known market transactions.
2
Fair valued rights are valued based on the specifics of the rights at a discount to the market price of the underlying security.
3
Warrants are priced based on the Black Scholes Method; the key input to this method is modeled volatility of the investment; the lower the modeled volatility, the lower the valuation of the warrant.
Common Stock Rights Warrants
Balance November 30, 2022 $ 2,511,245 $ 96 , 088 $ 5 , 939 , 911
Purchases 183 , 217 - 83,766
Sales - - -
Realized loss - - (85,968)
Net change in unrealized appreciation
(depreciation) (42 , 39 6 ) ( 8 , 970 ) 17,356
Balance February 28, 2023 $ 2 , 652 , 066 $ 87 , 118 $ 5, 955 , 065
Net change in unrealized appreciation
(depreciation) from investments held as of
February 28, 2023* $ (4 2 , 39 6 ) $ ( 8 , 970 ) $ 17,356
Asset Categories Fair Value
Valuation
Technique(s)
Unobservable
Input
Range
(Weighted
Average)
Common Shares
1
$ 2 , 652 , 066 Transaction cost None None
Rights
2
87 , 118 Market transaction Discount 70% (70%)
Warrants
3
5 , 955 , 065 Black Scholes Method Volatility 20% - 50% ( 38%)
2. Summary of significant accounting policies (continued)
B. Fair value measurement (continued)